UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Coordinating Investment Fiduciary of Raytheon Company Employee
           Benefit Plans
Address:   870 Winter Street
           Waltham, MA 02451


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paula Sasso
Title:  Manager, Operations
Phone:  781-522-5168

Signature,  Place,  and  Date  of  Signing:

/s/ Paula Sasso                    Waltham, MA                        2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $    2,416,879
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ISHARES MSCI AUSTRALIA INDEX F ETF            464286103    15083   592885 SH       SOLE       NONE        0      0    X
ISHARES MSCI BRAZIL INDEX FUND ETF            464286400    60266   778634 SH       SOLE       NONE        0      0    X
ISHARESMSCI CANADA INDEX FUND  ETF            464286509    91687  2957644 SH       SOLE       NONE        0      0    X
ISHARESMSCI PACIFIC EX-JAPAN   ETF            464286665    39505   840885 SH       SOLE       NONE        0      0    X
ISHARES MSCI UNITED KINGDOM IN ETF            464286699    15346   883465 SH       SOLE       NONE        0      0    X
ISHARES MSCI SWEDEN INDEX FUND ETF            464286756     5103   163409 SH       SOLE       NONE        0      0    X
ISHARES MSCI SOUTH KOREA INDEX ETF            464286772     5268    86088 SH       SOLE       NONE        0      0    X
ISHARES MSCI JAPAN INDEX FUND  ETF            464286848    10215   936329 SH       SOLE       NONE        0      0    X
ISHARES MSCI HONG KONG INDEX F ETF            464286871    58074  3071078 SH       SOLE       NONE        0      0    X
ISHARES DOW JONES TRANSPORTATI ETF            464287192    20134   218084 SH       SOLE       NONE        0      0    X
ISHARES MSCI EMERGING MARKETS  ETF            464287234   129436  2718094 SH       SOLE       NONE        0      0    X
ISHARES MSCI EAFE INDEX FUND   ETF            464287465    20326   349057 SH       SOLE       NONE        0      0    X
ISHARES RUSSELL MIDCAP INDEX F ETF            464287499   162865  1600637 SH       SOLE       NONE        0      0    X
ISHARES S&P MIDCAP 400 INDEX F ETF            464287507    10629   117205 SH       SOLE       NONE        0      0    X
ISHARES RUSSELL 1000 VALUE IND ETF            464287598    76672  1181937 SH       SOLE       NONE        0      0    X
ISHARES RUSSELL 1000 GROWTH IN ETF            464287614    52283   913075 SH       SOLE       NONE        0      0    X
ISHARES RUSSELL 1000 INDEX FUN ETF            464287622   230021  3292606 SH       SOLE       NONE        0      0    X
ISHARES RUSSELL 2000 VALUE IND ETF            464287630    56837   799512 SH       SOLE       NONE        0      0    X
ISHARES RUSSELL 2000 INDEX FUN ETF            464287655   137804  1761467 SH       SOLE       NONE        0      0    X
ISHARES RUSSELL 3000 INDEX FUN ETF            464287689    29897   398886 SH       SOLE       NONE        0      0    X
ISHARES DOW JONES US TELECOMMU ETF            464287713    17000   727449 SH       SOLE       NONE        0      0    X
ISHARES DOW JONES US REAL ESTA ETF            464287739    60939  1088975 SH       SOLE       NONE        0      0    X
ISHARES S&P SMALLCAP 600 INDEX ETF            464287804    33313   486539 SH       SOLE       NONE        0      0    X
ISHARES DOW JONES US BASIC MAT ETF            464287838    29123   375975 SH       SOLE       NONE        0      0    X
ISHARES JPMORGAN USD EMERGING  ETF            464288281    19596   183000 SH       SOLE       NONE        0      0    X
ISHARES IBOXX $ HIGH YIELD COR ETF            464288513    20361   225511 SH       SOLE       NONE        0      0    X
VANGUARD FTSE ALL-WORLD EX-US  ETF            922042775    28051   587699 SH       SOLE       NONE        0      0    X
VANGUARD EUROPEAN ETF          ETF            922042874    36973   753176 SH       SOLE       NONE        0      0    X
VANGUARD REIT ETF              ETF            922908553    33034   596599 SH       SOLE       NONE        0      0    X
VANGUARD TOTAL STOCK MARKET ET ETF            922908769    61416   945875 SH       SOLE       NONE        0      0    X
GLOBAL X NORWAY NORWAY ETF     ETF            37950E747     5279   333756 SH       SOLE       NONE        0      0    X
MARKET VECTORS RUSSIA ETF      ETF            57060U506    10937   288500 SH       SOLE       NONE        0      0    X
MARKET VECTORS AGRIBUSINESS    ETF            57060U605    34406   642620 SH       SOLE       NONE        0      0    X
POWERSHARES INDIA PORTFOLIO    ETF            73935L100     9705   381774 SH       SOLE       NONE        0      0    X
SPDR S&P 500 ETF TRUST         ETF            78462F103   294146  2338578 SH       SOLE       NONE        0      0    X
SPDR S&P EMERGING SMALL CAP ET ETF            78463X756     1106    19403 SH       SOLE       NONE        0      0    X
SPDR DOW JONES INTERNATIONAL R ETF            78463X863    17837   458186 SH       SOLE       NONE        0      0    X
SPDR S&P INTERNATIONAL SMALL C ETF            78463X871     3106   100704 SH       SOLE       NONE        0      0    X
SPDR S&P HOMEBUILDERS ETF      ETF            78464A888    31212  1794843 SH       SOLE       NONE        0      0    X
SPDR S&P MIDCAP 400 ETF TRUST  ETF            78467Y107   162294   985514 SH       SOLE       NONE        0      0    X
CONSUMER STAPLES SELECT SECTOR ETF            81369Y308    20614   703303 SH       SOLE       NONE        0      0    X
ENERGY SELECT SECTOR SPDR FUND ETF            81369Y506    97930  1434868 SH       SOLE       NONE        0      0    X
FINANCIAL SELECT SECTOR SPDR F ETF            81369Y605    20494  1284860 SH       SOLE       NONE        0      0    X
INDUSTRIAL SELECT SECTOR SPDR  ETF            81369Y704   111743  3201804 SH       SOLE       NONE        0      0    X
UTILITIES SELECT SECTOR SPDR F ETF            81369Y886    11222   358068 SH       SOLE       NONE        0      0    X
WISDOMTREE INDIA EARNINGS FUND ETF            97717W422    17591   666583 SH       SOLE       NONE        0      0    X
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